Long-Term Debt and Lease Financing Obligation (Detail) - USD ($)		12 Months Ended
	Feb. 27, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Feb. 01, 2013
Debt Instrument [Line Items]
Total debt		$ 1,367,000,000	$ 1,312,300,000
Debt issuance costs		4,100,000	2,200,000	$ 98,100,000
Less: current portion of long-term debt		(2,500,000)	(2,800,000)
Long-term debt, net		1,364,500,000	1,309,500,000
Outstanding letters of credit		$ 81,900,000	82,300,000
Debt instrument, covenant compliance		As of December 31, 2015, we were in compliance with the covenants under our ABL Credit Agreement, the Term Loan Agreement and the indentures governing the 4.625 Notes and the 4.875 Notes.
Cash payments for interest		$ 68,700,000	66,400,000	$ 69,200,000
Lease financing obligation		$ 44,000,000	53,000,000
Lease financing obligation term		10 years
2016		$ 3,300,000
2017		800,000
ABL Revolver [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity		600,000,000
Maximum cash dividends if conditions are met		150,000,000
Availability under the credit facility that, if exceeded, limits the cash dividend payments the entity is allowed to make		$ 75,000,000
Consecutive period of borrowing availability under the credit facility used to determine cash dividend payments allowed		30 days
Fixed charge coverage ratio that, if exceeded, limits the cash dividend payments the entity is allowed to make		100.00%
Availability under the credit facility that, if exceeded, allows the entity to make additional cash dividend payments		$ 100,000,000
Fixed charge coverage ratio, if exceeded, allows the entity to make additional cash dividend payments		110.00%
Availability under the credit facility		$ 369,200,000
"ABL Revolver" outstanding balance		0	0
Outstanding letters of credit		81,900,000
ABL Revolver [Member] | Ability To Pay Dividends Under ABL Revolver [Member]
Debt Instrument [Line Items]
Maximum cash dividends if conditions are met		150,000,000
Availability under the credit facility that, if exceeded, limits the cash dividend payments the entity is allowed to make		$ 75,000,000
Consecutive period of borrowing availability under the credit facility used to determine cash dividend payments allowed		30 days
Fixed charge coverage ratio that, if exceeded, limits the cash dividend payments the entity is allowed to make		100.00%
Availability under the credit facility that, if exceeded, allows the entity to make additional cash dividend payments		$ 100,000,000
ABL Revolver [Member] | Condition One [Member] | Ability To Pay Dividends Under ABL Revolver [Member]
Debt Instrument [Line Items]
Maximum cash dividends if conditions are met		$ 100,000,000
Fixed charge coverage ratio, if exceeded, allows the entity to make additional cash dividend payments		110.00%
ABL Revolver [Member] | Second Condition [Member] | Ability To Pay Dividends Under ABL Revolver [Member]
Debt Instrument [Line Items]
Maximum cash dividends if conditions are met		$ 50,000,000
Availability under the credit facility that, if exceeded, limits the cash dividend payments the entity is allowed to make		$ 250,000,000
Consecutive period of borrowing availability under the credit facility used to determine cash dividend payments allowed		45 days
Debt instrument description		Additionally, under the ABL Revolver, cash dividend payments in an aggregate amount not to exceed $50 million in any fiscal year may be made if both borrowing availability under the ABL Revolver would have exceeded $250 million at all times during the 45 days immediately preceding the dividend payment declaration and exceeds $250 million on the day of declaration of such dividend payment, and is reasonably expected to exceed $250 million on the last day of the calendar month during which such dividend payment is declared, and on the last day of the next two succeeding calendar months.
Letter of Credit [Member]
Debt Instrument [Line Items]
Collateralized letter of credit expiration date		Feb. 02, 2015
LIBOR or Certain United States Index Rates [Member] | ABL Revolver [Member] | Minimum [Member]
Debt Instrument [Line Items]
Variable interest rate margin		2.11%
LIBOR or Certain United States Index Rates [Member] | ABL Revolver [Member] | Maximum [Member]
Debt Instrument [Line Items]
Variable interest rate margin		4.00%
4.875 Notes [Member]
Debt Instrument [Line Items]
Total debt		$ 444,200,000	$ 443,500,000
Stated Interest Rate		4.875%	4.875%
Debt issuance costs		$ 5,800,000	$ 6,500,000
Debt maturity date		May 15, 2023
Principal amount					$ 450,000,000
Debt instrument, interest payment description		Interest is payable semi-annually in arrears on May 15 and November 15 of each year.
Term Loan Facility [Member] | Due 2022 [Member]
Debt Instrument [Line Items]
Total debt		$ 244,400,000
Stated Interest Rate		4.00%
Debt issuance costs		$ 3,100,000
Debt maturity date		Feb. 27, 2022
Term Loan Facility [Member] | Due 2022 [Member] | Axiall Holdco [Member]
Debt Instrument [Line Items]
Principal amount	$ 250,000,000
Additional amount of term loans permitted under term loan facility subject to certain conditions	$ 250,000,000
Maximum consolidated secured debt ratio related to additional amount of term loans permitted under term loan facility	2.50
Term Loan Facility [Member] | Due 2022 [Member] | Axiall Holdco [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Variable interest rate margin	1.50%
Variable interest rate basis floor (as a percent)	2.00%
Term Loan Facility [Member] | Due 2022 [Member] | Axiall Holdco [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Variable interest rate margin	3.25%
Variable interest rate basis floor (as a percent)	0.75%
Term Loan Facility [Member] | Due 2017 [Member]
Debt Instrument [Line Items]
Total debt			192,100,000
Debt issuance costs			2,400,000
Debt maturity date		Jan. 28, 2017
4.625 Notes [Member]
Debt Instrument [Line Items]
Total debt		$ 678,400,000	$ 676,700,000
Stated Interest Rate		4.625%	4.625%
Debt issuance costs		$ 9,600,000	$ 11,300,000
Debt maturity date		Feb. 15, 2021
Principal amount		$ 688,000,000
Debt instrument, interest payment description		Interest is payable semi-annually in arrears on February 15 and August 15 of each year.
ABL Revolver [Member]
Debt Instrument [Line Items]
Debt maturity date		Dec. 17, 2019